Stockholders' Equity (Details Textual) - Sale of Stock, Name of Transaction [Domain] - USD ($)									1 Months Ended										3 Months Ended		12 Months Ended
		Jan. 06, 2015	Jul. 15, 2014	May. 15, 2014	Oct. 04, 2013	Jun. 05, 2013	May. 01, 2013	Apr. 01, 2013	Dec. 31, 2014	Dec. 22, 2014	Oct. 01, 2014	Sep. 30, 2014	Jul. 31, 2014	Apr. 30, 2014	Mar. 28, 2014	Jan. 31, 2014	Dec. 31, 2013	Nov. 15, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 06, 2014	Oct. 04, 2014	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued									14,011,896								10,005,510		14,316,355		14,011,896	10,005,510
Proceeds from Issuance of Common Stock																					$ 6,000	$ 0
Allocated Share-based Compensation Expense																					$ 1,000	$ 1,500
Term Of Warrants						5 years
Common Stock, Capital Shares Reserved for Future Issuance									6,317,377												6,317,377
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date																					10.00%
Shares Issued, Price Per Share									$ 3.86												$ 3.86
Sale of Stock, Price Per Share									3.499												3.499
Exercise Price of Warrants																					12.00
Common Stock, Par or Stated Value Per Share									$ 0.001								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																					2,500
Stock Issued During Period, Value, New Issues																					$ 9,294,000	$ 5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						22.20%															22.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.39%															0.39%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term						2 years 6 months															2 years 6 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									750,000												750,000
Warrants and Rights Outstanding									$ 611,000												$ 611,000
Common Stock, Shares Authorized									35,000,000			25,000,000					25,000,000		35,000,000		35,000,000	25,000,000
Preferred Stock, Shares Authorized									1,000,000			1,000,000					1,000,000		1,000,000		1,000,000	1,000,000
Capital Stock, Authorized									36,000,000			26,000,000									36,000,000
Fair Value Adjustment of Warrants						$ 38,000
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense																			$ 17,000	$ 11,000	$ 51,000	$ 69,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term																					2 years 6 months
Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term																						3 years
Adam Dweck [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued To Purchase Common Stock Two					25,000				12,500												12,500			2,500
Warrants Exercise Price Two					$ 5.00				$ 5.00												$ 5.00
Class Of Warrant Or Rights Expired					Aug. 02, 2016
Warrant Vested During First Milestone					12,500				12,500												12,500
Warrant Vested During Second Milestone									12,500												12,500			12,500
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 18,167
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				50,000									35,000			50,000					10,000
Investment Options, Exercise Price				$ 7.50									$ 7.50			$ 5.00					$ 8.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%									50.00%			50.00%					50.00%
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					762,500
Allocated Share-based Compensation Expense																					$ 0	$ 33,000
Warrants Issued for the Purchase of Common Stock						312,500
Exercise Price of Warrants						$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																					29.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					0.70%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term																					2 years 6 months
Warrant [Member] | Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																					$ 0.12
Licensee Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount On Licensing Revenue																					$ 13,000	$ 5,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued Shares Former Equity Plan																					576
Stock Options Issued Value Per Share Former Equity Plan																					$ 728
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									$ 112,000										$ 83,000		$ 112,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			1 year 3 months 7 days		1 year 7 months 6 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																			25,000		825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									275,000												275,000
Stock Repurchased During Period, Shares	[1]								88,725			26,250			15,750		7,272	153,896			130,725	161,168
Allocated Share-based Compensation Expense																			$ 996,000	$ 1,554,000	$ 5,100,000	$ 4,741,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									$ 3,785,000										$ 3,155,000		$ 3,785,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			1 year 2 months 23 days		1 year 7 months 6 days
Former Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Issued Shares Former Equity Plan																			576
Stock Options Issued Value Per Share Former Equity Plan																			$ 728
2013 Private Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued						1,428,573
Proceeds from Issuance of Common Stock						$ 5,000,000
Warrants Issued for the Purchase of Common Stock						312,500
Exercise Price of Warrants						$ 5.00
2014 Private Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Price Per Share										$ 9.00
Stock Issued During Period, Shares, New Issues										1,086,667
Stock Issued During Period, Value, New Issues										$ 9,780,000
Payments of Stock Issuance Costs																					$ 486,000
Proceeds from Issuance of Private Placement																					9,294,000
Payments of Placement Fees																					$ 474,600
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									3,693,258										3,656,716		3,693,258
Common Stock, Capital Shares Reserved for Future Issuance																			6,279,585				8,000,000		5,000,000
Common Stock, Eligible for Issuance									5,000,000										8,000,000		5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights														50% shall vest on March 31, 2015 and 50% shall vest on March 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years
2011 Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					85,000
2011 Equity Incentive Plan [Member] | Management [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									1,185,000												1,185,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Exercisable, Number								97,500
Stock Repurchased During Period, Shares								40,750
2011 Equity Incentive Plan [Member] | Management [Member] | September 20 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								1,075,000
2011 Equity Incentive Plan [Member] | Management [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Exercisable, Number								97,500
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures							29,750
Stock Issued During Period, Shares, Restricted Stock Award, Gross											15,000
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One											50.00%
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two											50.00%
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | January 31, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One																			50.00%
2011 Equity Incentive Plan [Member] | Non Executive Employees [Member] | January 31, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two																			50.00%
2011 Equity Incentive Plan [Member] | Non Management Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								100,000						50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					10,000
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								50,000	90,000												90,000
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | April 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One							50.00%
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | April 30 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two							50.00%
2011 Equity Incentive Plan [Member] | Non Management Directors [Member] | September 30 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								50,000
2011 Equity Incentive Plan [Member] | Executives And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures				557,475
2011 Equity Incentive Plan [Member] | Executives And Employees [Member] | May 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One				50.00%
2011 Equity Incentive Plan [Member] | Executives And Employees [Member] | May 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two				50.00%
2011 Equity Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			25,000
2011 Equity Incentive Plan [Member] | Director [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year One			50.00%
2011 Equity Incentive Plan [Member] | Director [Member] | March 31 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage Of Share Based Payment Award Vested In Year Two			50.00%
2011 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																							5,000,000		2,000,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																							5,000,000		2,000,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									550,000												550,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | March 31 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									89,500												89,500
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | July 1 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									550,000												550,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | September 30 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									92,000												92,000
2011 Equity Incentive Plan [Member] | Restricted Stock [Member] | Management [Member] | September 30, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									91,000												91,000

[1]	All of the shares of restricted stock in the preceding table were originally granted to employees and directors as restricted stock pursuant to the Plan. The shares reflected above as repurchased shares were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors upon the vesting of restricted stock.